ORDINARY SHARES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Aug. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Aug. 23, 2022
ORDINARY SHARES
Repurchased shares		0	413,214
Aggregate amount repurchased			$ 0.3
Number of shares issued in transaction (in shares)	76,666,659
Net proceeds from underwritten offering	$ 61.2
Ordinary share
ORDINARY SHARES
Treasury stock exercise of share options and vesting of restricted share units		1,050,219	2,252,047
Treasury stock not in use and not outstanding		5,571,015	6,621,234
ADS
ORDINARY SHARES
Amount of stock repurchase				$ 40.0	$ 40.0
Repurchased shares			179,658
American Depositary Share
ORDINARY SHARES
Number of shares issued in transaction (in shares)	33,333,330
Per share price of issuance (in usd per share)	$ 1.95